World Omni Auto Receivables Trust 2026-A

Monthly Servicer Certificate

April 30, 2026

Dates Covered
Collections Period	04/01/26 - 04/30/26
Interest Accrual Period	04/15/26 - 05/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/26	1,115,988,614.72	43,269
Yield Supplement Overcollateralization Amount 03/31/26	62,834,523.33	0
Receivables Balance 03/31/26	1,178,823,138.05	43,269
Principal Payments	43,253,052.11	1,420
Defaulted Receivables	905,887.44	28
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/26	59,920,637.49	0
Pool Balance at 04/30/26	1,074,743,561.01	41,821

Pool Statistics	$ Amount	# of Accounts
Pool Factor	86.70%
Prepayment ABS Speed	1.91%
Aggregate Starting Principal Balance	1,308,658,050.62	46,370

Delinquent Receivables:
Past Due 31-60 days	8,445,533.43	381
Past Due 61-90 days	2,576,243.61	87
Past Due 91-120 days	407,937.87	17
Past Due 121+ days	0.00	0
Total	11,429,714.91	485

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.01%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.26%
Delinquency Trigger Occurred	NO

Recoveries	423,040.66
Aggregate Net Losses/(Gains) - April 2026	482,846.78
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.49%
Prior Net Losses/(Gains) Ratio	0.13%
Second Prior Net Losses/(Gains) Ratio	0.05%
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.05%

Overcollateralization Target Amount	9,672,692.05
Actual Overcollateralization	9,672,692.05
Weighted Average Contract Rate	5.89%
Weighted Average Contract Rate, Yield Adjusted	8.40%
Weighted Average Remaining Term	58.45

Flow of Funds	$ Amount
Collections	49,513,724.26
Investment Earnings on Cash Accounts	19,502.21
Servicing Fee	(982,352.62)
Transfer to Collection Account	-
Available Funds	48,550,873.85

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,356,299.39
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	128,648.00
(5) Noteholders' Second Priority Principal Distributable Amount	12,651,156.18
(6) Class C Interest	67,398.33
(7) Noteholders' Third Priority Principal Distributable Amount	18,550,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,672,692.05
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,124,679.90

Total Distributions of Available Funds	48,550,873.85

Servicing Fee	982,352.62
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,181,210,000.00
Original Class B	37,110,000.00
Original Class C	18,550,000.00

Total Class A, B, & C
Note Balance @ 04/15/26	1,105,944,717.19
Principal Paid	40,873,848.23
Note Balance @ 05/15/26	1,065,070,868.96

Class A-1
Note Balance @ 04/15/26	135,574,717.19
Principal Paid	40,873,848.23
Note Balance @ 05/15/26	94,700,868.96
Note Factor @ 05/15/26	35.5350353%

Class A-2a
Note Balance @ 04/15/26	291,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/26	291,000,000.00
Note Factor @ 05/15/26	100.0000000%

Class A-2b
Note Balance @ 04/15/26	125,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/26	125,000,000.00
Note Factor @ 05/15/26	100.0000000%

Class A-3
Note Balance @ 04/15/26	416,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/26	416,000,000.00
Note Factor @ 05/15/26	100.0000000%

Class A-4
Note Balance @ 04/15/26	82,710,000.00
Principal Paid	0.00
Note Balance @ 05/15/26	82,710,000.00
Note Factor @ 05/15/26	100.0000000%

Class B
Note Balance @ 04/15/26	37,110,000.00
Principal Paid	0.00
Note Balance @ 05/15/26	37,110,000.00
Note Factor @ 05/15/26	100.0000000%

Class C
Note Balance @ 04/15/26	18,550,000.00
Principal Paid	0.00
Note Balance @ 05/15/26	18,550,000.00
Note Factor @ 05/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,552,345.72
Total Principal Paid	40,873,848.23
Total Paid	44,426,193.95

Class A-1
Coupon	3.81800%
Interest Paid	431,353.56
Principal Paid	40,873,848.23
Total Paid to A-1 Holders	41,305,201.79

Class A-2a
Coupon	3.71000%
Interest Paid	899,675.00
Principal Paid	0.00
Total Paid to A-2a Holders	899,675.00

Class A-2b
SOFR Rate	3.63980%
Coupon	3.94980%
Interest Paid	411,437.50
Principal Paid	0.00
Total Paid to A-2b Holders	411,437.50

Class A-3
Coupon	3.86000%
Interest Paid	1,338,133.33
Principal Paid	0.00
Total Paid to A-3 Holders	1,338,133.33

Class A-4
Coupon	4.00000%
Interest Paid	275,700.00
Principal Paid	0.00
Total Paid to A-4 Holders	275,700.00

Class B
Coupon	4.16000%
Interest Paid	128,648.00
Principal Paid	0.00
Total Paid to B Holders	128,648.00

Class C
Coupon	4.36000%
Interest Paid	67,398.33
Principal Paid	0.00
Total Paid to C Holders	67,398.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.8720445
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	33.0461958
Total Distribution Amount	35.9182403

A-1 Interest Distribution Amount	1.6185875
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	153.3727889
Total A-1 Distribution Amount	154.9913764

A-2a Interest Distribution Amount	3.0916667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	3.0916667

A-2b Interest Distribution Amount	3.2915000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	3.2915000

A-3 Interest Distribution Amount	3.2166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.2166667

A-4 Interest Distribution Amount	3.3333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.3333333

B Interest Distribution Amount	3.4666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.4666667

C Interest Distribution Amount	3.6333332
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.6333332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	309.52
Noteholders' Third Priority Principal Distributable Amount	453.83
Noteholders' Principal Distributable Amount	236.65

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/26	3,092,175.03
Investment Earnings	9,024.57
Investment Earnings Paid	(9,024.57)
Deposit/(Withdrawal)	-
Balance as of 05/15/26	3,092,175.03
Change	-

Required Reserve Amount	3,092,175.03